UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22668

ETF Series Solutions
(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Kristina R. Nelson

ETF Series Solutions

615 East Michigan Street

Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-6076

Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period: December 31, 2019

 1

Item 1. Reports to Stockholders.

Annual Report

December 31, 2019

Defiance Quantum ETF

Ticker: QTUM

Defiance Next Gen Connectivity ETF

Ticker: FIVG

Defiance Next Gen Food & Agriculture ETF

Ticker: DIET

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the Funds’ shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the Funds’ reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. Please contact your financial intermediary to elect to receive shareholder reports and other Fund communications electronically.

You may elect to receive all future reports in paper free of charge. Please contact your financial intermediary to inform them that you wish to continue receiving paper copies of shareholder reports and for details about whether your election to receive reports in paper will apply to all funds held with your financial intermediary.

Defiance ETFs

Defiance Quantum ETF

Letters to Shareholders
(Unaudited)

Dear Shareholders,

On behalf of the entire team, we want to express our appreciation for the confidence you have placed in the Defiance Quantum ETF (“QTUM” or the “Fund”). The following information pertains to the fiscal period from January 1, 2019 through December 31, 2019 (the “current fiscal period”).

The Fund seeks to track the total return performance, before fees and expenses, of the BlueStar Quantum Computing and Machine Learning Index® (the “Index”). The Index is a rules-based index that tracks the performance of a group of globally-listed stocks of companies involved in a range of industries, collectively defined, by BlueStar Indexes, as quantum computing and machine learning companies. Index components are reviewed semi-annually for eligibility, and the weights are re-set accordingly.

The Fund had positive performance during the current fiscal period. The market price for QTUM increased 47.99% and the NAV increased 48.20%, while the S&P 500® Index, a broad market index, increased 31.49% over the same period. The Fund’s Index increased 48.84%. Meanwhile, outstanding shares ended the current fiscal period at 700,000.

For the current fiscal period, the largest positive contributor to return was Lattice Semiconductor Corporation, adding 2.32% to the return of the Fund, gaining 176.59% with an average weighting of 1.87%. The second largest contributor to return was Ultra Clean Holdings, Inc., adding 1.95% to the return of the Fund, gaining 177.10% with an average weighting of 1.62%. The third largest contributor to return was Hitachi High-Technologies Corporation, adding 1.67% to the return of the Fund, gaining 131.25% with an average weighting of 1.54%.

For the current fiscal period, the largest negative contributor to return was Nokia Corporation, detracting 0.52% from the return of the Fund, declining 34.92% with an average weighting of 1.19%. The security contributing second-most negatively Teradata Corporation, detracting 0.44% from the return of the Fund, and declining 30.21% with an average weighting of 1.27%. The third largest negative contributor to return was IQE plc, detracting 0.28% from the return of the Fund, and declining 21.67% with an average weight of 1.17%.

We look forward to keeping you well informed as things progress.

Sincerely,

Matthew Bielski, Chief Executive Officer
Defiance ETFs LLC, Adviser to the Fund

Defiance Next Gen Connectivity ETF

Letters to Shareholders
(Unaudited) (Continued)

Dear Shareholders,

On behalf of the entire team, we want to express our appreciation for the confidence you have placed in the Defiance Next Gen Connectivity ETF (“FIVG” or the “Fund”). The following information pertains to the period from March 4, 2019 through December 31, 2019 (the “current fiscal period”).

The Fund seeks to track the total return performance, before fees and expenses, of the BlueStar Global 5G Communications IndexTM (the “Index”). The Index is a rules-based index that tracks the performance of a group of US-listed stocks, of global companies that are involved in the development of, or are otherwise instrumental in the rollout of 5G networks. Index components are reviewed semi-annually for eligibility, and the weights are re-set accordingly.

The Fund had positive performance during the current fiscal period. The market price for FIVG increased 5.67% and the NAV increased 5.64%, while the S&P 500® Index, a broad market index, increased 17.58% over the same period. The Fund’s Index increased 5.96%. Meanwhile, outstanding shares ended the current fiscal period at 6,200,000.

For the current fiscal period, the largest positive contributor to return was Skyworks Solutions, Inc., adding 2.59% to the return of the Fund, gaining 49.39% with an average weighting of 5.50%. The second largest contributor to return was Maxar Technologies, Inc., adding 2.32% to the return of the Fund, gaining 200.14% with an average weighting of 1.86%. The third largest contributor to return was Infinera Corporation, adding 1.40% to the return of the Fund, gaining 52.69% with an average weighting of 2.46%.

For the current fiscal period, the largest negative contributor to return was Commscope Holding Company, Inc., detracting 2.39% from the return of the Fund, declining 38.57% with an average weighting of 3.49%. The security contributing second-most negatively Nokia Corporation, detracting 2.00% from the return of the Fund, and declining 37.70% with an average weighting of 4.40%. The third largest negative contributor to return was Intelsat SA, detracting 1.41% from the return of the Fund, and declining 66.71% with an average weight of 2.20%.

We look forward to keeping you well informed as things progress.

Sincerely,

Matthew Bielski, Chief Executive Officer
Defiance ETFs LLC, Adviser to the Fund

Defiance Next Gen Food & Agriculture ETF

Letters to Shareholders
(Unaudited) (Continued)

Dear Shareholders,

On behalf of the entire team, we want to express our appreciation for the confidence you have placed in the Defiance Next Gen Food & Agriculture ETF (“DIET” or the “Fund”). The following information pertains to the period from inception on November 13, 2019 through December 31, 2019 (the “current fiscal period”).

The Fund seeks to track the total return performance, before fees and expenses, of the BlueStar Food and Agriculture Sustainability IndexTM (the “Index”). The Index is a rules-based index that tracks the performance of a group of globally-listed stocks, that are involved in agriculture, sustainable methods of food production and alternative methods of food production. Index components are reviewed semi-annually for eligibility, and the weights are re-set accordingly.

The Fund had positive performance during the current fiscal period. The market price for DIET increased 5.29% and the NAV increased 5.09%, while the S&P 500® Index, a broad market index, increased 4.71% over the same period. The Fund’s Index increased 5.18%. Meanwhile, outstanding shares ended the current fiscal period at 100,000.

For the current fiscal period, the largest positive contributor to return was Corteva, Inc., adding 0.61% to the return of the Fund, gaining 12.61% with an average weighting of 4.79%. The second largest contributor to return was Zoetis, Inc., adding 0.46% to the return of the Fund, gaining 13.85% with an average weighting 3.27%. The third largest contributor to return was Givauden SA, adding 0.42% to the return of the Fund, gaining 9.39% with an average weighting of 4.59%.

For the current fiscal period, the largest negative contributor to return was Beyond Meat Inc., detracting 0.13% from the return of the Fund, declining 6.01% with an average weighting of 1.99%. The security contributing second-most negatively was Nutrien, Ltd., detracting 0.10% from the return of the Fund, and declining 1.82% with an average weighting of 4. 59%. The third largest negative contributor to return was Kerry Group plc, detracting 0.08% from the return of the Fund, and declining 2.31% with an average weight of 3.53%.

We look forward to keeping you well informed as things progress.

Sincerely,

Matthew Bielski, Chief Executive Officer
Defiance ETFs LLC, Adviser to the Fund

Defiance Next Gen Food & Agriculture ETF

Letters to Shareholders
(Unaudited) (Continued)

Must be preceded or accompanied by a current Fund prospectus.

Investing involves risk. Principal loss is possible. As ETFs, the Funds may trade at a premium or discount to NAV. Shares of any ETF are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. The Funds are not actively managed and would not sell a security due to current or projected under performance unless that security is removed from the Index or is required upon a reconstitution of the Index. A portfolio concentrated in a single industry or country, may be subject to a higher degree of risk. The value of stocks of information technology companies are particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition. The Funds are considered to be non-diversified, so they may invest more of their assets in the securities of a single issuer or a smaller number of issuers. Investments in foreign securities involve certain risks including risk of loss due to foreign currency fluctuations or to political or economic instability. This risk is magnified in emerging markets. Small and mid-cap companies are subject to greater and more unpredictable price changes than securities of large-cap companies.

The possible applications of quantum computing and 5G technologies are only in the exploration stages, and the possible returns are uncertain and may not be realized in the near future.

Market price is the price at which shares in the ETF can be bought or sold on the exchanges during trading hours, while the net asset value (NAV) represents the value of each share’s portion of the Funds’ underlying assets and cash at the end of the trading day.

The S&P 500® Index is a broad-based index of 500 stocks, which is widely recognized as representative of the equity market in general.

It is not possible to invest directly in the Index.

Opinions expressed are subject to change at any time, are not guaranteed and should not be considered investment advice.

Fund holdings and sector allocations are subject to change and are not recommendations to buy or sell any security. Current and future portfolio holdings are subject to risk.

Past performance is no guarantee of future results.

The Defiance ETFs are distributed by Foreside Fund Services, LLC

Defiance Quantum ETF

Performance Summary
(Unaudited)

Growth of $10,000

Average Annual Returns Year Ended December 31, 2019	One Year	Since Inception (9/4/2018)
Definace Quantum ETF - NAV	48.20%	13.73%
Defiance Quantum ETF - Market	47.99%	13.79%
BlueStar Quantum Computing and Machine Learning Index®	48.84%	14.15%
S&P 500® Index	31.49%	10.80%

This chart illustrates the performance of a hypothetical $10,000 investment made on September 4, 2018, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The chart assumes reinvestment of capital gains and dividends.

Defiance Next Gen Connectivity ETF

Performance Summary
(Unaudited)

Growth of $10,000

Cumulative Returns Period Ended December 31, 2019	Since Inception (3/4/2019)
Defiance Next Gen Connectivity ETF - NAV	5.64%
Defiance Next Gen Connectivity ETF - Market	5.67%
BlueStar 5G Communications IndexTM	5.96%
S&P 500® Index	17.58%

This chart illustrates the performance of a hypothetical $10,000 investment made on March 4, 2019, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The chart assumes reinvestment of capital gains and dividends.

Defiance Next Gen Food & Agriculture ETF

Performance Summary
(Unaudited)

Growth of $10,000

Cumulative Returns Period Ended December 31, 2019	Since Inception (11/13/2019)
Defiance Next Gen Food & Agriculture ETF - NAV	5.09%
Defiance Next Gen Food & Agriculture ETF - Market	5.29%
BlueStar Food and Agriculture Sustainability IndexTM	5.18%
S&P 500® Index	4.71%

This chart illustrates the performance of a hypothetical $10,000 investment made on November 13, 2019, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The chart assumes reinvestment of capital gains and dividends.

Defiance ETFs

Portfolio Allocations

As of December 31, 2019 (Unaudited)

Defiance Quantum ETF

Country	Percentage of Net Assets
United States	65.9%
Japan	8.3
Netherlands	4.8
Germany	4.5
Taiwan	3.2
Republic of Korea	2.6
Israel	2.3
Ireland	2.3
Canada	1.4
Switzerland	1.2
Finland	1.2
United Kingdom	1.1
France	1.1
Short-Term Investments	0.9
Liabilities in Excess of Other Assets	(0.8)
Total	100.0%

Defiance Next Gen Connectivity ETF

Sector	Percentage of Net Assets
Information Technology (a)	71.8%
Communication Services	16.1
Real Estate	9.9
Consumer Discretionary	1.0
Industrials	0.8
Short-Term Investments	0.4
Other Assets in Excess of Liabilities	0.0(b)
Total	100.0%

(a)

To the extent that the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors. See Note 7 in Notes to Financial Statements.

(b)	Represents less than 0.05% of net assets.

Defiance ETFs

Portfolio Allocations
As of December 31, 2019 (Unaudited) (Continued)

Defiance Next Gen Food & Agriculture ETF

Country	Percentage of Net Assets
United States	49.4%
Norway	8.9
Canada	6.9
Denmark	6.2
Switzerland	5.7
Germany	3.2
Ireland	3.2
United Kingdom	2.4
France	2.3
Japan	2.1
Chile	1.7
Sweden	1.5
Singapore	1.3
Hong Kong	1.2
Argentina	0.8
Israel	0.8
Australia	0.7
Netherlands	0.7
Thailand	0.6
Short-Term Investments	0.3
Other Assets in Excess of Liabilities	0.1
Total	100.0%

Defiance Quantum ETF

Schedule of Investments
December 31, 2019

Shares	Security Description	Value
	COMMON STOCKS — 99.9%
	Communication Services — 3.2%
168	Alphabet, Inc. - Class A (a)	$225,018
76,370	Koninklijke KPN NV	225,543
8,400	Nippon Telegraph & Telephone Corporation	213,101
		663,662
	Consumer Discretionary — 1.2%
1,162	Alibaba Group Holding, Ltd. - ADR (a)	246,460

	Industrials — 9.6%
1,330	Honeywell International, Inc.	235,410
616	Lockheed Martin Corporation	239,858
21,854	Maxar Technologies, Inc.	343,125
15,400	Mitsubishi Electric Corporation	212,348
672	Northrop Grumman Corporation	231,148
1,078	Raytheon Company	236,880
1,792	Siemens AG	234,422
7,000	Toshiba Corporation	238,647
		1,971,838
	Information Technology — 85.9% (b)
1,148	Accenture plc - Class A	241,734
5,866	Advanced Micro Devices, Inc. (a)	269,015
2,086	Alteryx, Inc. - Class A (a)	208,746
2,044	Analog Devices, Inc.	242,909
882	Apple, Inc.	258,999
4,172	Applied Materials, Inc.	254,659
854	ASML Holding NV	252,786
28,000	Asustek Computer, Inc.	216,232
2,772	Atos SE	231,252
43,176	BlackBerry, Ltd. (a)	278,018
5,656	Brooks Automation, Inc.	237,326
3,542	Cadence Design Systems, Inc. (a)	245,673
15,218	Cerence, Inc. (a)	344,383
8,946	CEVA, Inc. (a)	241,184
3,234	Cirrus Logic, Inc. (a)	266,514
23,170	Cloudera, Inc. (a)	269,467
4,648	Cognex Corporation	260,474

The accompanying notes are an integral part of these financial statements.

Defiance Quantum ETF

Schedule of Investments
December 31, 2019 (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 99.9% (Continued)
	Information Technology — 85.9% (b) (Continued)
9,884	Cypress Semiconductor Corporation	$230,594
4,382	FLIR Systems, Inc.	228,171
2,800	Fujitsu, Ltd.	264,605
28,000	Global Unichip Corporation	225,106
4,200	Hitachi High-Technologies Corporation	299,130
11,410	HP, Inc.	234,475
4,144	Intel Corporation	248,018
1,764	International Business Machines Corporation	236,447
359,646	IQE plc (a)	233,456
5,166	Isra Vision AG	225,342
7,868	Jenoptik AG	225,035
1,428	KLA-Tencor Corporation	254,427
2,786	Koh Young Technology, Inc.	254,160
868	Lam Research Corporation	253,803
12,544	Lattice Semiconductor Corporation (a)	240,092
9,898	Marvell Technology Group, Ltd.	262,891
4,074	Maxim Integrated Products, Inc.	250,592
14,000	MediaTek, Inc.	207,125
2,044	Mellanox Technologies, Ltd. (a)	239,516
2,394	Microchip Technology, Inc.	250,700
4,984	Micron Technology, Inc. (a)	268,040
1,540	Microsoft Corporation	242,858
1,554	MicroStrategy, Inc. (a)	221,647
2,198	MKS Instruments, Inc.	241,802
5,628	National Instruments Corporation	238,290
5,600	NEC Corporation	232,915
66,710	Nokia Corporation - ADR	247,494
13,118	Nuance Communications, Inc. (a)	233,894
1,120	NVIDIA Corporation	263,536
1,988	NXP Semiconductors NV	252,993
10,738	ON Semiconductor Corporation (a)	261,792
7,252	Onto Innovation, Inc. (a)	264,988
4,256	Oracle Corporation	225,483
2,814	QUALCOMM, Inc.	248,279
35,000	Renesas Electronics Corporation (a)	241,546

The accompanying notes are an integral part of these financial statements.

Defiance Quantum ETF

Schedule of Investments
December 31, 2019 (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 99.9% (Continued)
	Information Technology — 85.9% (b) (Continued)
224	Samsung Electronics Company, Ltd. - GDR	$267,232
1,736	SAP SE	234,462
3,948	Seagate Technology plc	234,906
3,514	SK Hynix, Inc.	285,933
1,582	Splunk, Inc. (a)	236,936
9,352	STMicroelectronics NV	251,628
9,324	STMicroelectronics NV - ADR	250,909
4,004	Synaptics, Inc. (a)	263,343
1,764	Synopsys, Inc. (a)	245,549
4,270	Taiwan Semiconductor Manufacturing Company, Ltd. - ADR	248,087
6,146	Talend SA - ADR (a)	240,370
9,016	Teradata Corporation (a)	241,358
3,710	Teradyne, Inc.	252,985
1,918	Texas Instruments, Inc.	246,060
9,912	Tower Semiconductor, Ltd. (a)	238,483
10,458	Ultra Clean Holdings, Inc. (a)	245,449
1,554	VMware, Inc. - Class A (a)	235,882
4,914	Western Digital Corporation	311,892
2,562	Xilinx, Inc.	250,487
		17,650,564
	TOTAL COMMON STOCKS (Cost $18,350,440)	20,532,524

The accompanying notes are an integral part of these financial statements.

Defiance Quantum ETF

Schedule of Investments
December 31, 2019 (Continued)

Shares	Security Description	Value
	SHORT-TERM INVESTMENTS — 0.9%
184,928	First American Government Obligations Fund, Class X, 1.51% (c)	$184,928
	TOTAL SHORT-TERM INVESTMENTS (Cost $184,928)	184,928
	TOTAL INVESTMENTS — 100.8% (Cost $18,535,368)	20,717,452
	Liabilities in Excess of Other Assets — (0.8)%	(159,447)
	NET ASSETS — 100.0%	$20,558,005

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt.
GDR	Global Depositary Receipt.
(a)	Non-income producing security.
(b)

To the extent that the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors. See Note 7 in Notes to Financial Statements.

(c)	Rate shown is the annualized seven-day yield as of December 31, 2019.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

Defiance Next Gen Connectivity ETF

Schedule of Investments
December 31, 2019

Shares	Security Description	Value
	COMMON STOCKS — 99.6%
	Communication Services — 16.1%
120,388	AT&T, Inc.	$4,704,763
70,404	CenturyLink, Inc.	930,037
7,386	Charter Communications, Inc. - Class A (a)	3,582,801
63,088	China Mobile, Ltd. - ADR	2,666,730
166,664	Intelsat SA (a)	1,171,648
75,362	KT Corporation - ADR (a)	874,199
114,877	Orange SA - ADR	1,676,055
40,840	SK Telecom Company, Ltd. - ADR (a)	943,812
153,525	Sprint Corporation (a)	799,865
16,916	T-Mobile US, Inc. (a)	1,326,553
75,592	Verizon Communications, Inc.	4,641,349
148,754	Vodafone Group plc - ADR	2,875,415
		26,193,227
	Consumer Discretionary — 1.0%
879	Amazon.com, Inc. (a)	1,624,251

	Industrials — 0.8%
77,262	Maxar Technologies, Inc.	1,210,696

	Information Technology — 71.8% (b)
123,881	A10 Networks, Inc. (a)	851,063
12,123	Acacia Communications, Inc. (a)	822,061
89,269	ADTRAN, Inc.	882,870
54,517	Akamai Technologies, Inc. (a)	4,709,178
42,474	Allot, Ltd. (a)	361,029
41,419	Amdocs, Ltd.	2,990,038
67,551	Analog Devices, Inc.	8,027,761
5,765	Apple, Inc.	1,692,892
7,992	Arista Networks, Inc. (a)	1,625,573
4,918	Broadcom, Inc.	1,554,186
213,699	Casa Systems, Inc. (a)	874,029
415,968	Ceragon Networks, Ltd. (a)	873,533
31,959	CEVA, Inc. (a)	861,615
52,373	Ciena Corporation (a)	2,235,803
35,219	Cisco Systems, Inc.	1,689,103

The accompanying notes are an integral part of these financial statements.

Defiance Next Gen Connectivity ETF

Schedule of Investments
December 31, 2019 (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 99.6% (Continued)
	Information Technology — 71.8% (b) (Continued)
70,633	CommScope Holding Company, Inc. (a)	$1,002,282
22,717	Comtech Telecommunications Corporation	806,226
42,386	Corning, Inc.	1,233,856
14,325	CSG Systems International, Inc.	741,749
116,719	Extreme Networks, Inc. (a)	860,219
19,823	F5 Networks, Inc. (a)	2,768,282
17,932	GDS Holdings, Ltd. - ADR (a)	924,933
96,202	Hewlett Packard Enterprise Company	1,525,764
28,000	II-VI, Inc. (a)	942,760
138,548	Infinera Corporation (a)	1,100,071
125,130	Inseego Corporation (a)	917,203
27,326	Intel Corporation	1,635,461
17,205	InterDigital, Inc.	937,500
17,786	InterXion Holding NV (a)	1,490,645
6,041	IPG Photonics Corporation (a)	875,462
63,718	Juniper Networks, Inc.	1,569,374
45,620	Keysight Technologies, Inc. (a)	4,681,981
55,589	Lattice Semiconductor Corporation (a)	1,063,973
11,570	Lumentum Holdings, Inc. (a)	917,501
34,186	MACOM Technology Solutions Holdings, Inc. (a)	909,348
174,048	Marvell Technology Group, Ltd.	4,622,715
32,001	National Instruments Corporation	1,354,922
102,627	NeoPhotonics Corporation (a)	905,170
33,931	NetScout Systems, Inc. (a)	816,719
2,161,624	Nokia Corporation - ADR	8,019,625
65,429	NXP Semiconductors NV	8,326,495
22,215	Qorvo, Inc. (a)	2,582,049
92,788	QUALCOMM, Inc.	8,186,685
32,875	Radware, Ltd. (a)	847,518
283,329	Ribbon Communications, Inc. (a)	878,320
88,442	Sierra Wireless, Inc. (a)	844,621
38,988	Skyworks Solutions, Inc.	4,712,869
838,413	Telefonaktiebolaget LM Ericsson - ADR	7,361,266
4,248	Ubiquiti, Inc.	802,787
77,210	Viavi Solutions, Inc. (a)	1,158,150

The accompanying notes are an integral part of these financial statements.

Defiance Next Gen Connectivity ETF

Schedule of Investments
December 31, 2019 (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 99.6% (Continued)
	Information Technology — 71.8% (b) (Continued)
10,330	VMware, Inc. - Class A (a)	$1,567,991
68,431	Xilinx, Inc.	6,690,499
		116,633,725
	Real Estate — 9.9%
21,526	American Tower Corporation	4,947,105
7,423	CoreSite Realty Corporation	832,267
22,120	Crown Castle International Corporation	3,144,358
14,170	CyrusOne, Inc.	927,143
12,184	Digital Realty Trust, Inc.	1,458,912
4,378	Equinix, Inc.	2,555,439
15,311	QTS Realty Trust, Inc. - Class A	830,928
5,917	SBA Communications Corporation	1,425,938
		16,122,090
	TOTAL COMMON STOCKS (Cost $158,595,365)	161,783,989

	SHORT-TERM INVESTMENTS — 0.4%
592,726	First American Government Obligations Fund, Class X, 1.51% (c)	592,726
	TOTAL SHORT-TERM INVESTMENTS (Cost $592,726)	592,726
	TOTAL INVESTMENTS — 100.0% (Cost $159,188,091)	162,376,715
	Other Assets in Excess of Liabilities — 0.0% (d)	83,843
	NET ASSETS — 100.0%	$162,460,558

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt.
(a)	Non-income producing security.
(b)

To the extent that the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors. See Note 7 in Notes to Financial Statements.

(c)	Rate shown is the annualized seven-day yield as of December 31, 2019.
(d)	Represents less than 0.05% of net assets

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

Defiance Next Gen Food & Agriculture ETF

Schedule of Investments
December 31, 2019

Shares	Security Description	Value
	COMMON STOCKS — 99.6%
	Consumer Staples — 32.8% (b)
1,072	AAK AB	$20,384
680	Andersons, Inc.	17,190
710	Archer-Daniels-Midland Company	32,909
616	Bakkafrost P/F	45,566
320	Beyond Meat, Inc. (a)	24,192
304	Bunge, Ltd.	17,495
18,400	Charoen Pokphand Foods pcl	16,893
4,000	China Mengniu Dairy Company, Ltd.	16,171
574	Conagra Brands, Inc.	19,654
730	Danone SA	60,555
600	Fuji Oil Holdings, Inc.	16,210
96,600	Golden Agri-Resources, Ltd.	16,883
1,302	Hain Celestial Group, Inc. (a)	33,793
356	Hormel Foods Corporation	16,059
418	Ingredion, Inc.	38,853
670	Kerry Group plc - Class A	82,728
3,592	Leroy Seafood Group ASA	23,831
942	Maple Leaf Foods, Inc.	18,800
154	McCormick & Company, Inc.	26,138
4,946	Mowi ASA	128,444
4,442	Rogers Sugar, Inc.	16,853
656	Salmar ASA	33,542
252	Sanderson Farms, Inc.	44,408
2,854	Tate & Lyle plc	28,742
336	Tyson Foods, Inc. - Class A	30,589
16,000	WH Group, Ltd.	16,530
5,400	Wilmar International, Ltd.	16,546
		859,958
	Health Care — 8.0%
390	BioGaia AB - B Shares	17,686
3,338	Calyxt, Inc. (a)	23,399
394	Genus plc	16,577
110	IDEXX Laboratories, Inc. (a)	28,724
3,050	Intrexon Corporation (a)	16,714
242	Neogen Corporation (a)	15,793

The accompanying notes are an integral part of these financial statements.

Defiance Next Gen Food & Agriculture ETF

Schedule of Investments
December 31, 2019 (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 99.6% (Continued)
	Health Care — 8.0% (Continued)
680	Phibro Animal Health Corporation - Class A	$16,885
558	Zoetis, Inc.	73,851
		209,629
	Industrials — 9.3%
490	Ag Growth International, Inc.	17,548
216	AGCO Corporation	16,686
50	Bucher Industries AG	17,546
410	Deere & Company	71,037
482	Franklin Electric Company, Inc.	27,628
1,200	Kubota Corporation	19,059
180	Lindsay Corporation	17,278
468	Raven Industries, Inc.	16,127
272	Valmont Industries, Inc.	40,740
		243,649
	Information Technology — 2.5%
362	Badger Meter, Inc.	23,504
502	Itron, Inc. (a)	42,143
		65,647
	Materials — 46.2% (b)
198	Balchem Corporation	20,123
1,396	CF Industries Holdings, Inc.	66,645
650	Chr Hansen Holding A/S	51,691
5,000	Corteva, Inc.	147,800
368	Ecolab, Inc.	71,020
816	FMC Corporation	81,453
42	Givaudan SA	131,463
676	International Flavors & Fragrances, Inc.	87,218
4,370	Israel Chemicals, Ltd.	20,559
2,190	Mosaic Company	47,392
1,308	Novozymes A/S - B Shares	64,054
4,818	Nufarm, Ltd. (a)	19,610
2,682	Nutrien, Ltd.	128,583
816	OCI NV (a)	17,174
1,338	PhosAgro PJSC	16,993
258	Scotts Miracle-Gro Company	27,394

The accompanying notes are an integral part of these financial statements.

Defiance Next Gen Food & Agriculture ETF

Schedule of Investments
December 31, 2019 (Continued)

Shares	Security Description	Value
	COMMON STOCKS — 99.6% (Continued)
	Materials — 46.2% (b) (Continued)
264	Sensient Technologies Corporation	$17,448
1,666	Sociedad Quimica y Minera de Chile SA - ADR	44,466
800	Symrise AG	84,232
1,000	T Hasegawa Company, Ltd.	19,609
1,120	Yara International ASA	46,548
		1,211,475
	Real Estate — 0.8%
2,946	Cresud SACIF y A - ADR	20,740
	TOTAL COMMON STOCKS (Cost $2,500,892)	2,611,098

	SHORT-TERM INVESTMENTS — 0.3%
7,431	First American Government Obligations Fund, Class X, 1.51.% (c)	7,431
	TOTAL SHORT-TERM INVESTMENTS (Cost $7,431)	7,431
	TOTAL INVESTMENTS — 99.9% (Cost $2,508,323)	2,618,529
	Other Assets in Excess of Liabilities — 0.1%	3,903
	NET ASSETS — 100.0%	$2,622,432

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt.
(a)	Non-income producing security.
(b)

To the extent that the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors. See Note 7 in Notes to Financial Statements.

(c)	Rate shown is the annualized seven-day yield as of December 31, 2019.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

Defiance ETFs

Statements of Assets and Liabilities

December 31, 2019

	Defiance Quantum ETF	Defiance Next Gen Connectivity ETF	Defiance Next Gen Food & Agriculture ETF
ASSETS
Investments in securities, at value *	$20,717,452	$162,376,715	$2,618,529
Foreign currency, at value	—	—	792
Dividends and interest receivable	11,012	121,028	3,761
Total assets	20,728,464	162,497,743	2,623,082

LIABILITIES
Payable for securities purchased	165,721	—	—
Management fees payable	4,738	37,185	650
Total liabilities	170,459	37,185	650

NET ASSETS	$20,558,005	$162,460,558	$2,622,432

Net Assets Consist of:
Paid-in capital	$18,527,582	$164,413,427	$2,500,000
Total distributable earnings (accumulated deficit)	$2,030,423	$(1,952,869)	$122,432
Net assets	$20,558,005	$162,460,558	$2,622,432

Net Asset Value:
Net assets	$20,558,005	$162,460,558	$2,622,432
Shares outstanding ^	700,000	6,200,000	100,000
Net asset value, offering and redemption price per share	$29.37	$26.20	$26.22

* Identified cost:
Investments in securities	$18,535,368	$159,188,091	$2,508,323
Foreign currency	—	—	785

^	No par value, unlimited number of shares authorized.

The accompanying notes are an integral part of these financial statements.

Defiance ETFs

Statements of Operations

For the Year/Period Ended December 31, 2019

	Defiance Quantum ETF	Defiance Next Gen Connectivity ETF (1)	Defiance Next Gen Food & Agriculture ETF (2)
INCOME
Dividends +	$93,900	$1,149,561	$6,815
Interest	366	4,652	7
Total investment income	94,266	1,154,213	6,822

EXPENSES
Management fees	29,999	228,519	977
Total expenses	29,999	228,519	977
Net investment income (loss)	64,267	925,694	5,845

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investments in securities	(14,171)	2,713,408	11,101
Foreign currency	(3,227)	—	115
Net change in unrealized appreciation (depreciation) of:
Investments in securities	2,629,314	3,188,624	110,206
Foreign currency	(727)	—	18
Net realized and unrealized gain (loss) on investments	2,611,189	5,902,032	121,440
Net increase (decrease) in net assets resulting from operations	$2,675,456	$6,827,726	$127,285

(1)	The Fund commenced operations on March 4, 2019. The information presented is for the period from March 4, 2019 to December 31, 2019.
(2)	The Fund commenced operations on November 13, 2019. The information presented is for the period from November 13, 2019 to December 31, 2019.
+	Net of foreign withholding taxes of $11,873, $24,998 and $617, respectively.

The accompanying notes are an integral part of these financial statements.

Defiance Quantum ETF

Statements of Changes in Net Assets

	Year Ended December 31, 2019	Period Ended December 31, 2018 (1)
OPERATIONS
Net investment income (loss)	$64,267	$5,889
Net realized gain (loss) on investments and foreign currency	(17,398)	(134,597)
Change in unrealized appreciation (depreciation) on investments and foreign currency	2,628,587	(447,103)
Net increase (decrease) in net assets resulting from operations	2,675,456	(575,811)

DISTRIBUTIONS TO SHAREHOLDERS
Net distributions to shareholders	(63,308)	(5,011)
Tax return of capital to shareholders	—	(1,226)
Total distributions to shareholders	(63,308)	(6,237)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	14,949,515	3,575,275
Transaction fees (See Note 6)	2,849	266
Net increase (decrease) in net assets derived from capital share transactions (a)	14,952,364	3,575,541
Net increase (decrease) in net assets	$17,564,512	$2,993,493

NET ASSETS
Beginning of year/period	$2,993,493	$—
End of year/period	$20,558,005	$2,993,493

(a)	A summary of capital share transactions is as follows:

	Year Ended December 31, 2019	Period Ended December 31, 2018 (1)
	Shares	Shares
Subscriptions	550,000	150,000
Redemptions	—	—
Net increase (decrease)	550,000	150,000

(1)	The Fund commenced operations on September 4, 2018. The information presented is for the period from September 4, 2018 to December 31, 2018.

The accompanying notes are an integral part of these financial statements.

Defiance Next Gen Connectivity ETF

Statement of Changes in Net Assets

Period Ended December 31, 2019 (1)
OPERATIONS
Net investment income (loss)	$925,694
Net realized gain (loss) on investments	2,713,408
Change in unrealized appreciation (depreciation) on investments	3,188,624
Net increase (decrease) in net assets resulting from operations	6,827,726

DISTRIBUTIONS TO SHAREHOLDERS
Net distributions to shareholders	(938,468)
Total distributions to shareholders	(938,468)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	183,149,160
Payments for shares redeemed	(26,577,860)
Net increase (decrease) in net assets derived from capital share transactions (a)	156,571,300
Net increase (decrease) in net assets	$162,460,558

NET ASSETS
Beginning of period	$—
End of period	$162,460,558

(a)	A summary of capital share transactions is as follows:

Period Ended December 31, 2019 (1)
Shares
Subscriptions	7,250,000
Redemptions	(1,050,000)
Net increase (decrease)	6,200,000

(1)	The Fund commenced operations on March 4, 2019. The information presented is for the period from March 4, 2019 to December 31, 2019.

The accompanying notes are an integral part of these financial statements.

Defiance Next Gen Food & Agriculture ETF

Statement of Changes in Net Assets

Period Ended December 31, 2019 (1)
OPERATIONS
Net investment income (loss)	$5,845
Net realized gain (loss) on investments and foreign currency	11,216
Change in unrealized appreciation (depreciation) on investments and foreign currency	110,224
Net increase (decrease) in net assets resulting from operations	127,285

DISTRIBUTIONS TO SHAREHOLDERS
Net distributions to shareholders	(4,853)
Total distributions to shareholders	(4,853)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	2,500,000
Net increase (decrease) in net assets derived from capital share transactions (a)	2,500,000
Net increase (decrease) in net assets	$2,622,432

NET ASSETS
Beginning of period	$—
End of period	$2,622,432

(a)	A summary of capital share transactions is as follows:

Period Ended December 31, 2019 (1)
Shares
Subscriptions	100,000
Redemptions	—
Net increase (decrease)	100,000

(1)	The Fund commenced operations on November 13, 2019. The information presented is for the period from November 13, 2019 to December 31, 2019.

The accompanying notes are an integral part of these financial statements.

Defiance Quantum ETF

Financial Highlights

For a capital share outstanding throughout the year/period

	Year Ended December 31, 2019		Period Ended December 31, 2018 (1)
Net asset value, beginning of year/period	$19.96		$25.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (2)	0.22		0.05
Net realized and unrealized gain (loss) on investments	9.36		(5.05)
Total from investment operations	9.58		(5.00)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(0.18)		(0.03)
Tax returm of capital to shareholders	—		(0.01)
Total distributions	(0.18)		(0.04)

CAPITAL SHARE TRANSACTIONS:
Transaction fees (see Note 6)	0.01		0.00	(3)

Net asset value, end of year/period	$29.37		$19.96

Total return	48.20%		-20.01	%(4)

SUPPLEMENTAL DATA:
Net assets at end of year/period (000’s)	$20,558		$2,993

RATIOS TO AVERAGE NET ASSETS:
Expenses to average net assets	0.40	%(5)	0.65	%(6)
Net investment income (loss) to average net assets	0.87%		0.70	%(6)
Portfolio turnover rate (7)	45%		22	%(4)

(1)	Commencement of operations on September 4, 2018.
(2)	Calculated based on average shares outstanding during the period.
(3)	Represents less than $0.005 per share.
(4)	Not annualized.
(5)	Effective January 14, 2019, the Adviser reduced its management fee from 0.65% to 0.40%. See Note 3 in Notes to Financial Statements.
(6)	Annualized.
(7)	Excludes the impact of in-kind transactions.

The accompanying notes are an integral part of these financial statements.

Defiance Next Gen Connectivity ETF

Financial Highlights
For a capital share outstanding throughout the period

	Period Ended December 31, 2019 (1)
Net asset value, beginning of period	$25.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (2)	0.25
Net realized and unrealized gain (loss) on investments	1.15
Total from investment operations	1.40

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(0.20)
Total distributions	(0.20)

Net asset value, end of period	$26.20

Total return	5.64	%(3)

SUPPLEMENTAL DATA:
Net assets at end of period (000’s)	$162,461

RATIOS TO AVERAGE NET ASSETS:
Expenses to average net assets	0.30	%(4)
Net investment income (loss) to average net assets	1.22	%(4)
Portfolio turnover rate (5)	54	%(3)

(1)	Commencement of operations on March 4, 2019.
(2)	Calculated based on average shares outstanding during the period.
(3)	Not annualized.
(4)	Annualized.
(5)	Excludes the impact of in-kind transactions.

The accompanying notes are an integral part of these financial statements.

Defiance Next Gen Food & Agriculture ETF

Financial Highlights
For a capital share outstanding throughout the period

	Period Ended December 31, 2019 (1)
Net asset value, beginning of period	$25.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss) (2)	0.06
Net realized and unrealized gain (loss) on investments	1.21
Total from investment operations	1.27

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(0.05)
Total distributions	(0.05)

Net asset value, end of period	$26.22

Total return	5.09	%(3)

SUPPLEMENTAL DATA:
Net assets at end of period (000’s)	$2,622

RATIOS TO AVERAGE NET ASSETS:
Expenses to average net assets	0.30	%(4)
Net investment income (loss) to average net assets	1.79	%(4)
Portfolio turnover rate (5)	15	%(3)

(1)	Commencement of operations on November 13, 2019.
(2)	Calculated based on average shares outstanding during the period.
(3)	Not annualized.
(4)	Annualized.
(5)	Excludes the impact of in-kind transactions.

The accompanying notes are an integral part of these financial statements.

Defiance ETFs

Notes to Financial Statements

December 31, 2019

NOTE 1 – ORGANIZATION

Defiance Quantum ETF, Defiance Next Gen Connectivity ETF and Defiance Next Gen Food & Agriculture ETF (individually each a “Fund” or collectively the “Funds”) are each a non-diversified series of ETF Series Solutions (“ESS” or the “Trust”), an open-end management investment company consisting of multiple investment series, organized as a Delaware statutory trust on February 9, 2012. The Trust is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Funds’ shares is registered under the Securities Act of 1933, as amended (the “Securities Act”). The investment objective of the Defiance Quantum ETF is to track the total return performance, before fees and expenses, of the BlueStar Quantum Computing and Machine Learning Index®. The investment objective of the Defiance Next Gen Connectivity ETF is to track the total return, before fees and expenses, of the BlueStar 5G Communications IndexTM. The investment objective of the Defiance Next Gen Food & Agriculture ETF is to track the total performance, before fees and expenses, of the BlueStar Food and Agriculture Sustainability IndexTM. The Defiance Quantum ETF commenced operations on September 4, 2018, the Defiance Next Gen Connectivity ETF commenced operations on March 4, 2019 and the Defiance Next Gen Food & Agriculture ETF commenced operations on November 13, 2019.

The end of the reporting period for the Funds is December 31, 2019, and the period covered by these Notes to Financial Statements is the fiscal period from January 1, 2019 through December 31, 2019 for the Defiance Quantum ETF, the period from March 4, 2019 through December 31, 2019 for the Defiance Next Gen Connectivity ETF and the period from November 13, 2019 through December 31, 2019 for the Defiance Next Gen Food & Agriculture ETF (each, respectively, the “current fiscal period”).

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 Financial Services – Investment Companies.

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.

Security Valuation. All equity securities, including domestic and foreign common stocks, preferred stocks and exchange-traded funds, that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Market® and the Nasdaq Capital Market® exchanges (collectively,

Defiance ETFs

Notes to Financial Statements
December 31, 2019 (Continued)

“Nasdaq”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value.

Investments in mutual funds, including money market funds, are valued at their net asset value (“NAV”) per share.

Securities for which quotations are not readily available are valued at their respective fair values in accordance with pricing procedures adopted by the Funds’ Board of Trustees (the “Board”). When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board. The use of fair value pricing by the Funds may cause the NAV of their shares to differ significantly from the NAV that would be calculated without regard to such considerations.

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1	– Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2

– Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3

– Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Defiance ETFs

Notes to Financial Statements
December 31, 2019 (Continued)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Funds’ investments as of the end of the current fiscal period:

Defiance Quantum ETF

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$20,532,524	$—	$—	$20,532,524
Short-Term Investments	184,928	—	—	184,928
Total Investments in Securities	$20,717,452	$—	$—	$20,717,452

Defiance Next Gen Connectivity ETF

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$161,783,989	$—	$—	$161,783,989
Short-Term Investments	592,726	—	—	592,726
Total Investments in Securities	$162,376,715	$—	$—	$162,376,715

Defiance Next Gen Food & Agriculture ETF

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$2,611,098	$—	$—	$2,611,098
Short-Term Investments	7,431	—	—	7,431
Total Investments in Securities	$2,618,529	$—	$—	$2,618,529

^	See Schedule of Investments for breakout of investments by sector classification.

Defiance ETFs

Notes to Financial Statements
December 31, 2019 (Continued)

During the current fiscal period, the Funds did not recognize any transfers to or from Level 3.

B.

Federal Income Taxes. The Funds’ policy is to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all net taxable investment income and net capital gains to shareholders. Therefore, no federal income tax provision is required. The Funds plan to file U.S. Federal and various state and local tax returns.

The Funds recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Funds’ uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations. During the current fiscal period, the Funds did not incur any interest or penalties.

C.

Foreign Currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments and currency gains or losses realized between trade and settle dates on security transactions from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. The Funds report net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign currency transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

Defiance ETFs

Notes to Financial Statements
December 31, 2019 (Continued)

D.

Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Withholding taxes on foreign dividends, if any, have been provided for in accordance with the Funds’ understanding of the applicable tax rules and regulations.

E.

Distributions to Shareholders. Distributions to shareholders from net investment income and net realized gains on securities for the Funds are declared and paid are declared and paid at least annually by each Fund. Distributions are recorded on the ex-dividend date.

F.

Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the current fiscal period. Actual results could differ from those estimates.

G.

Share Valuation. The NAV per share of each Fund is calculated by dividing the sum of the value of the securities held by each Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for each Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading. The offering and redemption price per share for creation units of each Fund is equal to each Fund’s NAV per share.

H.

Guarantees and Indemnifications. In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

Defiance ETFs

Notes to Financial Statements
December 31, 2019 (Continued)

I.

Reclassification of Capital Accounts. U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share and are primarily due to foreign currency reclassifications, dividend reclassifications, and differing book and tax treatments for in-kind transactions. During the current fiscal period, the following table shows the reclassifications made:

	Distributable Earnings (Accumulated Deficit)	Paid In Capital
Defiance Quantum ETF	$(903)	$903
Defiance Next Gen Connectivity ETF	(7,842,127)	7,842,127
Defiance Next Gen Food & Agriculture ETF	—	—

During the current fiscal period, the Funds realized the following net capital gains resulting from in-kind redemptions, in which shareholders exchanged Fund shares for securities held by the Funds rather than for cash. Because such gains are not taxable to the Funds, and are not distributed to shareholders, they have been reclassified from distributable earnings (accumulated deficit) to paid-in capital.

Defiance Quantum ETF	$—
Defiance Next Gen Connectivity ETF	7,854,901
Defiance Next Gen Food & Agriculture ETF	—

J.

Subsequent Events. In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. There were no events or transactions that occurred during the period subsequent to the end of the current fiscal period that materially impacted the amounts or disclosures in the Funds’ financial statements other than the following:

Effective January 2, 2020, Foreside Fund Services, LLC replaced Quasar Distributors, LLC as the Funds’ distributor. Foreside Fund Services, LLC is not affiliated with the Funds or their investment adviser or sub-adviser.

K.

New Accounting Pronouncements. In August 2018, FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value

Defiance ETFs

Notes to Financial Statements
December 31, 2019 (Continued)

Measurement (“ASU 2018-13”). The primary focus of ASU 2018-13 is to improve the effectiveness of the disclosure requirements for fair value measurements. The changes affect all companies that are required to include fair value measurement disclosures. In general, the amendments in ASU 2018-13 are effective for all entities for fiscal years and interim periods within those fiscal years, beginning after December 15, 2019. An entity is permitted to early adopt the removed or modified disclosures upon the issuance of ASU 2018-13 and may delay adoption of the additional disclosures, which are required for public companies only, until their effective date. Management has evaluated the impact of these changes and has adopted the disclosure framework.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

Defiance ETFs, LLC (the “Adviser”), serves as the investment adviser to the Funds. Pursuant to an Investment Advisory Agreement (“Advisory Agreement”) between the Trust, on behalf of the Funds, and the Adviser, the Adviser provides investment advice to the Funds and oversees the day-to-day operations of the Funds, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreement, the Adviser is also responsible for arranging, in consultation with Penserra Capital Management LLC, (the “Sub-Adviser”), transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Funds to operate. Under the Advisory Agreement, the Adviser has agreed to pay all expenses of the Funds except for: the fee paid to the Adviser pursuant to the Investment Advisory Agreement, interest charges on any borrowings, dividends, and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses. The Defiance Quantum ETF pays the Adviser 0.40% at an annual rate based on the Fund’s average daily net assets. Prior to January 14, 2019, the Defiance Quantum ETF paid the Adviser 0.65% at an annual rate based on the Fund’s average daily net assets. The Defiance Next Gen Connectivity ETF and the Defiance Next Gen Food & Agriculture ETF each pay the Adviser 0.30% at an annual rate based on each Fund’s average daily net assets.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services” or “Administrator”), acts as the Funds’ Administrator and, in that capacity, performs various administrative and accounting services for the Funds. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the Board and monitors the activities

Defiance ETFs

Notes to Financial Statements
December 31, 2019 (Continued)

of the Funds’ Custodian, transfer agent and fund accountant. Fund Services also serves as the transfer agent and fund accountant to the Funds. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Funds’ Custodian.

Quasar Distributors, LLC (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares.

A Trustee and all officers of the Trust are affiliated with the Administrator, Distributor, and Custodian.

NOTE 4 – PURCHASES AND SALES OF SECURITIES

During the current fiscal period, purchases and sales of securities by the Funds, excluding short-term securities and in-kind transactions, were as follows:

	Purchases	Sales
Defiance Quantum ETF	$4,550,003	$3,584,842
Defiance Next Gen Connectivity ETF	56,112,775	53,887,475
Defiance Next Food & Agriculture ETF	426,281	383,457

During the current fiscal period, there were no purchases or sales of U.S. Government securities by the Funds.

During the current fiscal period, in-kind transactions associated with creations and redemptions were as follows:

	In-Kind Purchases	In-Kind Sales
Defiance Quantum ETF	$14,004,338	$—
Defiance Next Gen Connectivity ETF	182,182,698	26,536,276
Defiance Next Food & Agriculture ETF	2,446,950	—

During the current fiscal period, the Funds paid brokerage commissions on trades of securities to Penserra Securities LLC, an affiliate of the Sub-Adviser as follows:

Defiance Quantum ETF	$83
Defiance Next Gen Connectivity ETF	—
Defiance Next Food & Agriculture ETF	—

Defiance ETFs

Notes to Financial Statements
December 31, 2019 (Continued)

NOTE 5 – INCOME TAX INFORMATION

The components of distributable earnings (accumulated deficit) and cost basis of investments for federal income tax purposes at December 31, 2019 were as follows:

	Defiance Quantum ETF	Defiance Next Gen Connectivity ETF	Defiance Food & Agriculture ETF
Tax cost of investments	$18,708,691	$162,042,604	$2,509,108
Gross tax unrealized appreciation	$2,265,054	$10,433,813	$128,419
Gross tax unrealized depreciation	(256,893)	(10,099,702)	(18,195)
Net tax unrealized appreciation (depreciation)	2,008,161	334,111	110,224
Undistributed ordinary income	22,262	—	12,208
Undistributed long-term gain	—	—	—
Accumulated gain (loss)	22,262	—	12,208
Other accumulated gain (loss)	—	(2,286,980)	—
Distributable earnings (accumulated deficit)	$2,030,423	$(1,952,869)	$122,432

The difference between the cost basis for financial statement and federal income tax purposes is due primarily to timing differences in recognizing wash sales.

For the fiscal year ended December 31, 2019, the Funds had no post-October capital losses and no late-year ordinary losses.

As of December 31, 2019, the Funds had the following capital loss carryforwards with no expiration date:

	Short-Term	Long-Term
Defiance Quantum ETF	$—	$—
Defiance Next Gen Connectivity ETF	2,286,980	—
Defiance Next Gen Food & Agriculture ETF	—	—

Defiance ETFs

Notes to Financial Statements
December 31, 2019 (Continued)

The tax character of distributions paid by the Funds during the fiscal period ended December 31, 2019, were as follows:

Ordinary Income
Defiance Quantum ETF	$63,308
Defiance Next Gen Connectivity ETF	938,468
Defiance Next Gen Food & Agriculture ETF	4,853

The tax character of distributions paid by the Defiance Quantum ETF during the fiscal period ended December 31, 2018, was $6,237 of ordinary income.

NOTE 6 – SHARE TRANSACTIONS

Shares of the Funds are listed and traded on the New York Stock Exchange Arca, Inc. (“NYSE Arca”). Market prices for the shares may be different from their NAV. The Funds issue and redeem shares on a continuous basis at NAV generally in blocks of 50,000 shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Funds. Creation Units may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

The Funds each currently offer one class of shares, which has no front-end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for each Fund is $500, payable to the Custodian. The fixed transaction fee may be waived on certain orders if the Funds’ Custodian has determined to waive some or all of the costs associated with the order or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 2% of the value of the Creation Units subject to the transaction.

Defiance ETFs

Notes to Financial Statements
December 31, 2019 (Continued)

Variable fees are imposed to compensate the Funds for transaction costs associated with the cash transactions. Variable fees received by the Funds, if any, are displayed in the capital shares transactions section of the Statement of Changes in Net Assets. The Funds may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Funds have equal rights and privileges.

NOTE 7 – PRINCIPAL RISK

Sector Risk. To the extent that a Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.

Defiance ETFs

Report of Independent Registered Public Accounting Firm

To the Shareholders of Defiance ETFs and
Board of Trustees of ETF Series Solutions

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Defiance ETFs comprising the funds listed below (the “Funds”), each a series of ETF Series Solutions, as of December 31, 2019, the related statements of operations, the statements of changes in net assets, and the financial highlights for each of the periods indicated below, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2019, the results of their operations, the changes in their net assets, and the financial highlights for each of the periods indicated below in conformity with accounting principles generally accepted in the United States of America.

Fund Name	Statements of Operations	Statement(s) of Changes in Net Assets	Financial Highlights
Defiance Quantum ETF	For the year ended December 31, 2019	For the year ended December 31, 2019 and for the period from September 4, 2018 (commencement of operations) through December 31, 2018
Defiance Next Gen Connectivity ETF	For the period from March 4, 2019 (commencement of operations) through December 31, 2019
Defiance Next Gen Food & Agriculture ETF	For the period from November 13, 2019 (commencement of operations) through December 31, 2019

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Defiance ETFs

Report of Independent Registered Public Accounting Firm
(Continued)

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2019, by correspondence with the custodian and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Funds’ auditor since 2018.

COHEN & COMPANY, LTD.
Milwaukee, Wisconsin
February 28, 2020

Defiance ETFs

Trustees and Officers
(Unaudited)

Additional information about each Trustee of the Trust is set forth below. The address of each Trustee of the Trust is c/o U.S. Bank Global Fund Services, 615 E. Michigan Street, Milwaukee, WI 53202.

Name and Year of Birth	Position Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Independent Trustees
Leonard M. Rush, CPA Born: 1946	Lead Independent Trustee and Audit Committee Chairman	Indefinite term; since 2012	Retired; formerly Chief Financial Officer, Robert W. Baird & Co. Incorporated (wealth management firm) (2000–2011).	49	Independent Trustee, Managed Portfolio Series (39 portfolios) (since 2011).
David A. Massart Born: 1967	Trustee	Indefinite term; since 2012	Co-Founder, President, and Chief Investment Strategist, Next Generation Wealth Management, Inc. (since 2005).	49	Independent Trustee, Managed Portfolio Series (39 portfolios) (since 2011).
Janet D. Olsen Born: 1956	Trustee	Indefinite term; since 2018	Retired; formerly Managing Director and General Counsel, Artisan Partners Limited Partnership (investment adviser) (2000–2013); Executive Vice President and General Counsel, Artisan Partners Asset Management Inc. (2012–2013); Vice President and General Counsel, Artisan Funds, Inc. (investment company) (2001–2012).	49	Independent Trustee, PPM Funds (9 portfolios) (since 2018).
Interested Trustee
Michael A. Castino Born: 1967	Trustee and Chairman	Indefinite term; Trustee since 2014; Chairman since 2013	Senior Vice President, U.S. Bancorp Fund Services, LLC (since 2013); Managing Director of Index Services, Zacks Investment Management (2011–2013).	49	None

Defiance ETFs

Trustees and Officers
(Unaudited) (Continued)

The officers of the Trust conduct and supervise its daily business. The address of each officer of the Trust is c/o U.S. Bank Global Fund Services, 615 E. Michigan Street, Milwaukee, WI 53202. Additional information about the Trust’s officers is as follows:

Name and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Principal Officers of the Trust
Kristina R. Nelson Born: 1982	President	Indefinite term; since 2019	Senior Vice President, U.S. Bancorp Fund Services, LLC (since 2020); Vice President, U.S. Bancorp Fund Services, LLC (2014–2020); Assistant Vice President, U.S. Bancorp Fund Services, LLC (2013–2014).
Michael D. Barolsky Born: 1981	Vice President and Secretary	Indefinite term; since 2014 (other roles since 2013)	Senior Vice President, U.S. Bancorp Fund Services, LLC (since 2019); Vice President, U.S. Bancorp Fund Services, LLC (2012–2019); Associate, Thompson Hine LLP (law firm) (2008–2012).
James R. Butz Born: 1982	Chief Compliance Officer	Indefinite term; since 2015	Senior Vice President, U.S. Bancorp Fund Services, LLC (since 2015); Vice President, U.S. Bancorp Fund Services, LLC (2014–2015); Assistant Vice President, U.S. Bancorp Fund Services, LLC (2011–2014).
Kristen M. Weitzel, CPA Born: 1977	Treasurer	Indefinite term; since 2014 (other roles since 2013)	Vice President, U.S. Bancorp Fund Services, LLC (since 2015); Assistant Vice President, U.S. Bancorp Fund Services, LLC (2011–2015); Manager, PricewaterhouseCoopers LLP (accounting firm) (2005–2011).
Brett M. Wickmann Born: 1982	Assistant Treasurer	Indefinite term; since 2017	Vice President, U.S. Bancorp Fund Services, LLC (since 2017); Assistant Vice President, U.S. Bancorp Fund Services, LLC (2012–2017).
Elizabeth A. Winske Born: 1983	Assistant Treasurer	Indefinite term; since 2017	Assistant Vice President, U.S. Bancorp Fund Services, LLC (since 2016); Officer, U.S. Bancorp Fund Services, LLC (2012–2016).
Jason E. Shlensky Born: 1987	Assistant Treasurer	Indefinite term; since 2019	Assistant Vice President, U.S. Bancorp Fund Services, LLC (since 2019); Officer, U.S. Bancorp Fund Services, LLC (2014–2019).
Isabella K. Gentile Born: 1994	Assistant Secretary	Indefinite term; since 2020	Regulatory Administration Attorney, U.S. Bancorp Fund Services, LLC (since 2019); Regulatory Administration Intern, U.S. Bancorp Fund Services, LLC (2018-2019) and Law Student (2016-2019).

The Statement of Additional Information (“SAI”) includes additional information about the Trustees and is available without charge, upon request, by calling toll free (800) 617-0004, by accessing the SEC’s website at www.sec.gov, or by accessing the Funds’ website at www.defianceetfs.com.

Defiance ETFs

Expense Examples

For the Period Ended December 31, 2019 (Unaudited)

As a shareholder of the Funds you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below in the Expense Example table.

Actual Expenses

The first line of the table provides information about actual account values based on actual returns and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher.

Defiance ETFs

Expense Examples
For the Period Ended December 31, 2019 (Unaudited) (Continued)

Defiance Quantum ETF

	Beginning Account Value July 1, 2019	Ending Account Value December 31, 2019	Expenses Paid During the Period (1)
Actual	$1,000.00	$1,204.60	$2.22
Hypothetical (5% annual return before expenses)	$1,000.00	$1,023.19	$2.04

(1)

The dollar amounts shown as expenses paid during the period are equal to the annualized expense ratio, 0.40%, multiplied by the average account value during the six-month period, multiplied by 184/365, to reflect the one-half year period.

Defiance Next Gen Connectivity ETF

	Beginning Account Value July 1, 2019	Ending Account Value December 31, 2019	Expenses Paid During the Period (2)
Actual	$1,000.00	$1,098.20	$1.59
Hypothetical (5% annual return before expenses)	$1,000.00	$1,023.69	$1.53

(2)

The dollar amounts shown as expenses paid during the period are equal to the annualized expense ratio, 0.30%, multiplied by the average account value during the six-month period, multiplied by 184/365, to reflect the one-half year period.

Defiance Next Gen Food & Agriculture ETF

	Beginning Account Value November 13, 2019(3)	Ending Account Value June 30, 2019	Expenses Paid During the Period
Actual	$1,000.00	$1,050.90	$0.40(4)
Hypothetical (5% annual return before expenses)	$1,000.00	$1,023.69	$1.53(5)

(3)	Fund commencement.
(4)

The dollar amount shown as expenses paid during the period is equal to the annualized expense ratio, 0.30%, multiplied by the average account value during the period, multiplied by 48/365, to reflect the period.

(5)

The dollar amount shown as expenses paid during the period is equal to the annualized expense ratio, 0.30%, multiplied by the average account value during the period, multiplied by 184/365, to reflect the one-half year period.

Defiance ETFs

Approval of Advisory Agreements and Board Consideration

(Unaudited)

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at a meeting held on October 2-3, 2019 (the “Meeting”), the Board of Trustees (the “Board”) of ETF Series Solutions (the “Trust”) considered the approval of the Investment Advisory Agreement (the “Advisory Agreement”) between Defiance ETFs, LLC (“Defiance” or the “Adviser”) and the Trust, on behalf of the Defiance Next Gen Food & Agriculture ETF (the “Fund”) and the approval of the Investment Sub-Advisory Agreement (the “Sub-Advisory Agreement”) (together, the “Agreements”) between the Adviser, the Trust, on behalf of the Fund, and Penserra Capital Management LLC (“Penserra” or the “Sub-Adviser”).

Prior to the Meeting, the Board, including the Trustees who are not parties to the Agreements or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), reviewed written materials from the Adviser and Sub-Adviser (the “Materials”) regarding, among other things: (i) the nature, extent, and quality of the services to be provided by the Adviser and Sub-Adviser; (ii) the historical performance of the Fund; (iii) the cost of the services to be provided and the profits expected to be realized by the Adviser and the Sub-Adviser and their affiliates from services rendered to the Fund; (iv) comparative fee and expense data for the Fund and other investment companies with similar investment objectives; (v) the extent to which economies of scale are expected to be realized as the Fund grows and whether the advisory fee for the Fund reflects these economies of scale for the benefit of the Fund; and (vi) any other financial benefits to the Adviser and the Sub-Adviser and their affiliates resulting from services rendered to the Fund.

The Board also considered that the Adviser and the Sub-Adviser, along with other service providers of the Fund, had provided written updates on each firm over the course of the year with respect to their role as Adviser or Sub-Adviser to other series in the Trust, and the Board considered that information alongside the Materials in its evaluation of each firm’s fees and other aspects of the Agreements. The Board then discussed the Materials, the Adviser’s oral presentation, and any other information that the Board received at the Meeting, and deliberated on the approval of the Agreements in light of this information. In its deliberations, the Board did not identify any single piece of information discussed below that was all-important or controlling.

Approval of the Advisory Agreement with the Adviser

Nature, Extent, and Quality of Services to be Provided. The Trustees considered the scope of services to be provided under the Advisory Agreement, noting that the Adviser will be providing investment management services to the Fund. In considering the nature, extent, and quality of the services to be provided by the Adviser, the Board considered the quality of the Adviser’s compliance program and past reports from the Trust’s Chief Compliance Officer. The Board noted that it had received a copy of the Adviser’s registration form (“Form ADV”), as well as the response of the Adviser to a

Defiance ETFs

Approval of Advisory Agreements and Board Consideration

(Unaudited) (Continued)

detailed series of questions that included, among other things, information about the firm’s financial resources, the services provided by the Adviser, and the ownership structure of the firm in conjunction with a prior meeting of the Board and had received updated responses to a similar series of questions in advance of the Meeting.

The Board also considered other services to be provided to the Fund, such as monitoring adherence to the Fund’s investment restrictions, oversight of the sub-adviser, monitoring compliance with various Fund policies and with applicable securities regulations, and monitoring the extent to which the Fund achieves its investment objective as a passively-managed fund.

Historical Performance. The Board noted that the Fund had not yet commenced operations and concluded that the performance of the Fund, thus, was not a relevant factor in their deliberations.

Cost of Services to be Provided and Economies of Scale. The Board reviewed the proposed expense ratio for the Fund and compared it to the universe of Natural Resource ETFs as reported by Morningstar (a “Category Peer Group”). The Board noted that the expense ratio for the Fund was significantly lower than the median of the Category Peer Group. The Board also noted that the Fund’s expense ratio was significantly lower than the fund that the Adviser identified as the most direct competitor to the Fund. The Board determined that the Fund’s anticipated expense ratio, including the proposed advisory fee, was reasonable given the nature of the investment strategy as a passively-managed fund.

The Board took into consideration that the advisory fee for the Fund was a “unified fee,” meaning the Fund would pay no expenses other than the advisory fee and certain other costs such as interest, brokerage, acquired fund fees and expenses, extraordinary expenses and, to the extent it is implemented, fees pursuant to a Distribution and/or Shareholder Servicing (12b-1) Plan. The Board noted that the Adviser would be responsible for compensating the Trust’s other service providers and paying the Fund’s other expenses out of its own fee and resources. The Board also evaluated the compensation and benefits expected to be received by the Adviser from its relationship with the Fund, taking into account an analysis of the Adviser’s anticipated profitability with respect to the Fund and the financial resources the Adviser had committed and proposed to commit to its business. The Board determined such analyses were not a significant factor given that the Fund had not yet commenced operations and consequently, the future size of the Fund and the Adviser’s future profitability were generally unpredictable. The Board expressed the view that it currently appeared that the Adviser might realize economies of scale in managing the Fund as assets grow in size. The Board further determined that, based on the amount and structure of the

Defiance ETFs

Approval of Advisory Agreements and Board Consideration

(Unaudited) (Continued)

Fund’s unitary fee, such economies of scale would be shared with fund shareholders, although the Board noted it intends to monitor fees as the Fund grows in size and assess whether fee breakpoints may be warranted.

Conclusion. No single factor was determinative of the Board’s decision to approve the Advisory Agreement; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including a majority of the Independent Trustees, determined that the Advisory Agreement, including the compensation payable under the agreement, was fair and reasonable to the Fund. The Board, including a majority of the Independent Trustees, therefore determined that the approval of the Advisory Agreement was in the best interests of the Fund and its shareholders.

Approval of the Sub-Advisory Agreement with the Sub-Adviser

Nature, Extent, and Quality of Services to be Provided. The Board considered the scope of services to be provided to the Fund under the Sub-Advisory Agreement, noting that Penserra would provide investment management services to the Fund. The Board noted the responsibilities that Penserra would have as the Fund’s investment sub-adviser, including: responsibility for the general management of the day-to-day investment and reinvestment of the assets of the Fund; determining the daily baskets of deposit securities and cash components; executing portfolio security trades for purchases and redemptions of Fund shares conducted on a cash-in-lieu basis; oversight of general portfolio compliance with relevant law; responsibility for daily monitoring of tracking error and quarterly reporting to the Board; and implementation of Board directives as they relate to the Fund.

In considering the nature, extent, and quality of the services to be provided by Penserra, the Board considered reports of the Trust’s CCO with respect to Penserra’s compliance program and Penserra’s experience providing investment management services to other ETFs, including other series of the Trust. The Trustees further noted that they had received and reviewed the Materials with regard to Penserra and that they had reviewed additional detailed information about Penserra at previous Board meetings. The Board also considered Penserra’s resources and capacity with respect to portfolio management, compliance, and operations given the number of funds for which it would be sub-advising.

Historical Performance. The Board noted that the Fund had not yet commenced operations. Consequently, the Board determined that performance was not a relevant consideration with respect to the Fund. The Board also considered that, because the investment objective of the Fund is to track the performance of an index, the Board in the future would focus on the extent to which the Fund achieved its investment objective as a passively-managed fund.

Defiance ETFs

Approval of Advisory Agreements and Board Consideration

(Unaudited) (Continued)

Costs of Services Provided and Economies of Scale. The Board reviewed the advisory fee to be paid by Defiance to Penserra for its services to the Fund. The Board considered that the fees to be paid to Penserra would be paid by Defiance from the fee Defiance received from the Fund and noted that the fee reflected an arm’s-length negotiation between Defiance and Penserra. The Board further determined the fee reflected an appropriate allocation of the advisory fee paid to each adviser given the work performed by each firm and noted that the fees were generally in line with those charged by Penserra in connection with other similar series of the Trust and other funds managed by Penserra. The Board noted that Penserra has an affiliated broker-dealer that was expected to execute some or all of the brokerage transactions for the Fund, and consequently, Penserra would indirectly benefit from commissions paid to such affiliated broker-dealer. The Board also evaluated the compensation and benefits expected to be received by Penserra from its relationship with the Fund, taking into account an analysis of Penserra’s profitability with respect to the Fund.

The Board expressed the view that it currently appeared that the Sub-Adviser might realize economies of scale in managing the Fund as assets grow in size and noted that the proposed fee schedule includes breakpoints as assets grow in size. The Board further noted that because the Fund pays the Adviser a unified fee, any benefits from the breakpoints in the sub-advisory fee schedule would accrue to the Adviser, rather than the Fund’s shareholders. Consequently, the Board determined that it would monitor fees as Fund assets grow to determine whether economies of scale were being effectively shared with the Fund and its shareholders.

Conclusion. No single factor was determinative of the Board’s decision to approve the Sub-Advisory Agreement; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including a majority of the Independent Trustees, determined that the Sub-Advisory Agreement, including the compensation payable under the agreement, was fair and reasonable to the Fund. The Board, including a majority of the Independent Trustees, therefore determined that the approval of the Sub-Advisory Agreement was in the best interests of the Fund and its shareholders.

Defiance ETFs

Federal Tax Information

(Unaudited)

For the period ended December 31, 2019, certain dividends paid by the Funds may be subject to a maximum rate of 23.8%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Defiance Quantum ETF	100.00%
Defiance Next Gen Connectivity ETF	100.00%
Defiance Next Gen Food & Agriculture ETF	100.00%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividend received deduction for the period ended December 31, 2019 was as follows:

Defiance Quantum ETF	57.57%
Defiance Next Gen Connectivity ETF	77.58%
Defiance Next Gen Food & Agriculture ETF	23.89%

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for each Fund was as follows:

Defiance Quantum ETF	0.00%
Defiance Next Gen Connectivity ETF	4.41%
Defiance Next Gen Food & Agriculture ETF	0.00%

Information About Portfolio Holdings
(Unaudited)

The Funds file their complete schedules of portfolio holdings for their first and third fiscal quarters with the SEC on Form N-Q. The Funds’ Form N-Q is available without charge, upon request, by calling toll-free at (800) 617-0004. Furthermore, you may obtain the Form N-Q on the SEC’s website at www.sec.gov. Each Fund’s portfolio holdings are posted on their website at www.defianceetfs.com daily.

Defiance ETFs

Information About Proxy Voting

(Unaudited)

A description of the policies and procedures the Funds use to determine how to vote proxies relating to portfolio securities is provided in the SAI. The SAI is available without charge, upon request, by calling toll-free at (800) 617-0004, by accessing the SEC’s website at www.sec.gov, or by accessing the Funds’ website at www.defianceetfs.com.

When available, information regarding how the Funds voted proxies relating to portfolio securities during the period ending June 30 is available by calling toll-free at (800) 617-0004 or by accessing the SEC’s website at www.sec.gov.

Information About the Funds’ Trustees
(Unaudited)

The SAI includes additional information about the Funds’ Trustees and is available without charge, upon request, by calling (800) 617-0004 or by accessing the SEC’s website at www.sec.gov or by accessing the Funds’ website at www.defianceetfs.com.

Frequency Distribution of Premiums and Discounts
(Unaudited)

Information regarding how often shares of the Funds trade on an exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the Funds’ NAV is available, without charge, on the Funds’ website at www.defianceetfs.com.

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Adviser

Defiance ETFs, LLC
311 West 43rd Street, 12th Floor
New York, New York 10036

Sub-Adviser

Penserra Capital Management LLC
4 Orinda Way, Suite 100-A
Orinda, California 94563

Index Provider

BlueStar Global Investors, LLC
d/b/a Bluestar Indexes
1350 Avenue of the Americas, 4th Floor
New York, New York 10019

Distributor

Foreside Fund Services, LLC
Three Canal Plaza
Portland, Maine 04101

Custodian

U.S. Bank National Association
1555 North Rivercenter Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent

U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm

Cohen & Company, Ltd.
342 North Water Street, Suite 830
Milwaukee, Wisconsin 53202

Legal Counsel

Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004

Defiance Quantum ETF

Symbol – QTUM
CUSIP – 26922A420

Defiance Next Gen Connectivity ETF

Symbol – FIVG
CUSIP – 26922A289

Defiance Next Gen Food & Agriculture ETF

Symbol – DIET
CUSIP – 26922A180

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report. A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee. Mr. Leonard Rush is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past fiscal year. “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no “Other services” provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for the last fiscal year for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

Defiance Quantum ETF

	FYE 12/31/2019	FYE 12/31/2018
Audit Fees	$ 14,500	$ 15,000
Audit-Related Fees	$ 0	$ 0
Tax Fees	$ 3,000	$ 3,000
All Other Fees	$ 0	$ 0

Defiance Next Gen Connectivity ETF

FYE 12/31/2019
Audit Fees	$14,500
Audit-Related Fees	N/A
Tax Fees	$3,000
All Other Fees	N/A

Defiance Next Gen Food & Agriculture ETF

FYE 12/31/2019
Audit Fees	$14,500
Audit-Related Fees	N/A
Tax Fees	$3,000
All Other Fees	N/A

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by Cohen & Company, Ltd. applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

Defiance Quantum ETF

	FYE 12/31/2019	FYE 12/31/2018
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

Defiance Next Gen Connectivity ETF

FYE 12/31/2019
Audit-Related Fees	0%
Tax Fees	0%
All Other Fees	0%

Defiance Next Gen Food & Agriculture ETF

FYE 12/31/2019
Audit-Related Fees	0%
Tax Fees	0%
All Other Fees	0%

All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last year. The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Defiance Quantum ETF

Non-Audit Related Fees	FYE 12/31/2019	FYE 12/31/2018
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

Defiance Next Gen Connectivity ETF

Non-Audit Related Fees	FYE 12/31/2019
Registrant	N/A
Registrant’s Investment Adviser	N/A

Defiance Next Gen Food & Agriculture ETF

Non-Audit Related Fees	FYE 12/31/2019
Registrant	N/A
Registrant’s Investment Adviser	N/A

Item 5. Audit Committee of Listed Registrants.

The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act. The independent members of the committee are as follows: Leonard M. Rush, David A. Massart, and Janet D. Olsen.

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal half-year of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in registrant’s independent public accountant. There was no change in the registrant’s public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	ETF Series Solutions

By (Signature and Title)		/s/ Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date	3/04/2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Kristina R. Nelson
Kristina R. Nelson, President (principal executive officer)

Date	3/04/2020

By (Signature and Title)*		/s/ Kristen M. Weitzel
Kristen M. Weitzel, Treasurer (principal financial officer)

Date	3/04/2020

*	Print the name and title of each signing officer under his or her signature.